Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Australia - 4.0%
BlueScope Steel Ltd.	774,000	$ 10,554,636
Charter Hall Group, REIT (A)	622,032	6,124,885
Omni Bridgeway Ltd. (A) (B)	2,446,769	7,024,376
Qantas Airways Ltd. (B)	924,100	4,171,229

		27,875,126

Austria - 0.6%
ams-OSRAM AG (B)	436,000	4,073,137

Belgium - 5.2%
Barco NV	331,234	8,384,760
D’ieteren Group	61,108	11,678,678
Fagron	226,248	3,345,243
Groupe Bruxelles Lambert NV	95,227	8,146,214
Telenet Group Holding NV	234,139	4,035,876

		35,590,771

Denmark - 2.4%
Scandinavian Tobacco Group AS (C)	585,128	10,169,648
Schouw & Co. AS	82,567	6,397,545

		16,567,193

Finland - 0.6%
Kamux Corp. (A)	51,600	253,472
Raisio OYJ, V Shares	1,532,883	4,057,865

		4,311,337

France - 5.4%
Elis SA	621,300	10,912,086
ICADE, REIT (A)	82,000	3,895,015
Kaufman & Broad SA (A)	223,229	7,014,350
Rothschild & Co.	368,119	15,548,625

		37,370,076

Germany - 7.0%
Bertrandt AG	36,709	1,794,932
Borussia Dortmund GmbH & Co. KGaA (B)	551,280	2,460,049
DIC Asset AG	479,778	4,611,513
DWS Group GmbH & Co. KGaA (C)	100,000	3,596,905
Elmos Semiconductor SE	48,200	3,274,582
Gerresheimer AG	167,100	12,357,729
Hamburger Hafen und Logistik AG	339,140	4,789,803
K&S AG	214,500	5,134,367
SAF-Holland SE	520,600	5,875,151
Takkt AG	299,813	4,635,811

		48,530,842

Greece - 1.6%
Motor Oil Hellas Corinth Refineries SA	452,851	11,066,677

Hong Kong - 1.8%
ASMPT Ltd.	714,900	5,904,805
Great Eagle Holdings Ltd.	1,724,493	4,141,444
Pacific Textiles Holdings Ltd.	7,232,600	2,603,752

		12,650,001

	Shares	Value
COMMON STOCKS (continued)
Ireland - 5.0%
Bank of Ireland Group PLC	1,738,600	$ 18,574,931
C&C Group PLC (B)	1,930,685	3,836,858
Smurfit Kappa Group PLC	287,910	12,087,766

		34,499,555

Italy - 5.5%
BFF Bank SpA (C)	980,900	9,071,492
Buzzi Unicem SpA	286,200	6,444,700
Danieli & C Officine Meccaniche SpA	164,490	3,067,301
doValue SpA (C)	425,700	3,467,784
Prysmian SpA	285,652	11,665,363
Saras SpA (B)	2,536,600	4,397,792

		38,114,432

Japan - 27.2%
Air Water, Inc.	392,900	4,807,157
Capcom Co. Ltd. (A)	456,400	14,789,098
CKD Corp.	283,100	4,384,418
Denka Co. Ltd.	415,660	8,622,714
DTS Corp.	350,300	8,591,486
Fuji Corp.	371,300	6,182,180
FULLCAST Holdings Co. Ltd.	70,800	1,537,817
Furyu Corp.	148,300	1,323,485
GMO internet group, Inc.	375,300	7,385,855
Hikari Tsushin, Inc.	53,300	7,607,950
Horiba Ltd.	153,600	7,073,691
Hosokawa Micron Corp.	107,500	2,292,615
Japan Petroleum Exploration Co. Ltd.	163,900	5,313,084
Kumiai Chemical Industry Co. Ltd.	750,400	5,091,601
Kyushu Railway Co.	99,300	2,225,974
MatsukiyoCocokara & Co.	110,500	5,512,219
Meitec Corp. (A)	327,600	6,162,710
Nakanishi, Inc.	575,700	12,213,806
Nextage Co. Ltd. (A)	158,600	3,567,412
Nichiha Corp.	223,900	4,805,622
Nippon Parking Development Co. Ltd.	2,546,300	5,067,496
Organo Corp.	76,600	1,947,121
Paramount Bed Holdings Co. Ltd. (A)	349,100	6,704,937
PCA Corp. (A)	378,800	3,783,606
Rohto Pharmaceutical Co. Ltd.	455,200	8,399,087
Sanwa Holdings Corp.	1,229,800	13,019,172
Square Enix Holdings Co. Ltd.	253,700	11,997,792
Takasago Thermal Engineering Co. Ltd. (A)	321,400	4,660,772
Token Corp. (A)	84,600	5,116,280
USS Co. Ltd.	129,100	2,123,458
Wakita & Co. Ltd.	360,100	3,358,913
Yonex Co. Ltd.	222,700	2,177,924

		187,847,452

Netherlands - 3.5%
ASM International NV (A)	20,400	6,899,401
Euronext NV (C)	78,080	6,326,970
Van Lanschot Kempen NV, CVA	370,400	10,657,852

		23,884,223

Norway - 2.8%
ABG Sundal Collier Holding ASA	5,115,827	3,341,668
Aker ASA, A Shares	90,100	6,514,868
Kongsberg Gruppen ASA	159,800	6,361,909
Protector Forsikring ASA	216,100	3,113,480

		19,331,925

Philippines - 0.3%
Alliance Global Group, Inc.	8,024,800	1,841,350

Transamerica Funds	Page 1

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 2.4%
Eugene Technology Co. Ltd.	309,009	$ 6,546,296
Gradiant Corp. (B)	113,943	1,465,404
Value Added Technology Co. Ltd. (B)	295,100	8,554,353

		16,566,053

Spain - 2.7%
Cia de Distribucion Integral Logista Holdings SA	472,064	12,789,839
Fluidra SA (A)	92,700	1,636,530
Vidrala SA (A)	41,294	4,165,577

		18,591,946

Sweden - 4.0%
Cloetta AB, B Shares	3,062,100	6,377,640
Dios Fastigheter AB	1,154,874	8,800,492
Husqvarna AB, B Shares (A)	735,300	6,255,848
Nobia AB (A)	957,800	1,671,594
Trelleborg AB, B Shares	181,700	4,543,313

		27,648,887

Switzerland - 1.8%
Swissquote Group Holding SA	70,076	12,656,170

United Kingdom - 13.8%
Bellway PLC	367,600	9,614,806
Burberry Group PLC	266,500	8,117,832
Domino’s Pizza Group PLC	1,331,100	5,152,884
Howden Joinery Group PLC	718,300	6,129,095
IG Group Holdings PLC	1,003,835	9,869,981
Inchcape PLC	440,800	4,969,897
Informa PLC	1,123,627	9,293,235
Intermediate Capital Group PLC	372,035	6,401,762
International Personal Finance PLC	751,800	785,564
Lancashire Holdings Ltd.	774,700	5,980,000
Oxford Metrics PLC	896,900	1,149,973
Redde Northgate PLC	295,568	1,581,456
Redrow PLC	1,841,500	11,811,841
Savills PLC	662,500	7,970,253
Vistry Group PLC	665,300	6,106,499

		94,935,078

Total Common Stocks (Cost $615,920,353)		673,952,231

OTHER INVESTMENT COMPANY - 3.9%
Securities Lending Collateral - 3.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (D)	27,368,350	27,368,350

Total Other Investment Company (Cost $27,368,350)		27,368,350

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 1.80% (D), dated 01/31/2023, to be repurchased at $17,708,371 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $18,061,721.	$ 17,707,486	17,707,486

Total Repurchase Agreement (Cost $17,707,486)		17,707,486

Total Investments (Cost $660,996,189)		719,028,067
Net Other Assets (Liabilities) - (4.1)%		(28,249,543)

Net Assets - 100.0%		$ 690,778,524

Transamerica Funds	Page 2

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Capital Markets	9.5%	$68,399,933
Household Durables	5.7	41,335,370
Machinery	4.2	30,309,326
Entertainment	4.1	29,246,939
Diversified Financial Services	3.9	27,709,866
Health Care Equipment & Supplies	3.8	27,473,096
Semiconductors & Semiconductor Equipment	3.7	26,698,221
Real Estate Management & Development	3.5	25,523,702
Chemicals	3.3	23,655,839
Building Products	3.1	22,485,566
Oil, Gas & Consumable Fuels	2.9	20,777,553
Banks	2.6	18,574,931
Food Products	2.3	16,833,050
Distributors	2.3	16,648,575
Containers & Packaging	2.3	16,253,343
Commercial Services & Supplies	2.2	15,979,582
IT Services	2.2	15,977,341
Electronic Equipment, Instruments & Components	2.1	15,458,451
Specialty Retail	1.9	13,552,292
Media	1.9	13,329,111
Air Freight & Logistics	1.8	12,789,839
Life Sciences Tools & Services	1.7	12,357,729
Electrical Equipment	1.6	11,665,363
Textiles, Apparel & Luxury Goods	1.5	10,721,584
Metals & Mining	1.5	10,554,636
Tobacco	1.4	10,169,648
Equity Real Estate Investment Trusts	1.4	10,019,900
Professional Services	1.3	9,495,459
Trading Companies & Distributors	1.3	9,488,008
Insurance	1.3	9,093,480
Personal Products	1.2	8,399,087
Industrial Conglomerates	1.2	8,356,218
Construction Materials	0.9	6,444,700
Aerospace & Defense	0.9	6,361,909
Internet & Direct Marketing Retail	0.8	6,101,215
Auto Components	0.8	5,875,151
Food & Staples Retailing	0.8	5,512,219
Hotels, Restaurants & Leisure	0.7	5,152,884
Software	0.7	4,933,579
Transportation Infrastructure	0.7	4,789,803
Airlines	0.6	4,171,229
Beverages	0.5	3,836,858
Road & Rail	0.5	3,807,430
Leisure Products	0.5	3,501,409
Health Care Providers & Services	0.5	3,345,243
Consumer Finance	0.1	785,564

Investments	93.7	673,952,231
Short-Term Investments	6.3	45,075,836

Total Investments	100.0%	$719,028,067

Transamerica Funds	Page 3

Transamerica International Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$—	$673,952,231	$—	$673,952,231
Other Investment Company	27,368,350	—	—	27,368,350
Repurchase Agreement	—	17,707,486	—	17,707,486

Total Investments	$27,368,350	$691,659,717	$—	$719,028,067

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $27,121,562, collateralized by cash collateral of $27,368,350 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,133,394. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $32,632,799, representing 4.7% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at January 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Small Cap Value (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5